Share Capital, Warrants and Options (Details Narrative)				3 Months Ended		12 Months Ended
	Dec. 18, 2019 CAD ($) $ / shares shares	Dec. 09, 2019 CAD ($) shares	Oct. 04, 2019 shares	Mar. 31, 2020 CAD ($) EquityInstruments Option shares $ / shares	Mar. 31, 2019 CAD ($) shares	Dec. 31, 2019 CAD ($) EquityInstruments shares	Dec. 31, 2018 shares
Issue of Equity [Line items]
Expected dividend yield				0.00%
Risk-free interest rate				1.21%
Expected volatility				121.55%
Eligible exploration expenditures | $				$ 38,974,000		$ 38,633,000
Reserve [Member]
Issue of Equity [Line items]
Transfer to deficit for expired options and warrants | $				$ 199,971
Stock Option Plan [Member]
Issue of Equity [Line items]
Period of options granted				5 years
Number of stock option granted | Option				6,650,000
Stock options exercisable price per share | $ / shares				$ 0.16
Expense from share-based payment transactions on grant of options | $				$ 884,247
Maximum [Member]
Issue of Equity [Line items]
Percentage of beneficially owns, issued and outstanding				10.00%
Period of options granted				10 years
Sentient Executive GP IV Limited [Member]
Issue of Equity [Line items]
Beneficially owned of common shares in total						36,980,982
Percentage of beneficially owns, issued and outstanding						41.70%
Contemporary Amperex Technology Limited [Member]
Issue of Equity [Line items]
Beneficially owned of common shares in total						22,944,444
Percentage of beneficially owns, issued and outstanding						25.87%
Post-consolidation Basis [Member] | Stock Option Plan [Member]
Issue of Equity [Line items]
Number of stock option granted | EquityInstruments				6,650,000
Post-consolidation Basis [Member] | Sentient Executive GP IV Limited [Member]
Issue of Equity [Line items]
Beneficially owned of common shares in total							36,980,982
Percentage of beneficially owns, issued and outstanding							46.93%
Post-consolidation Basis [Member] | Contemporary Amperex Technology Limited [Member]
Issue of Equity [Line items]
Beneficially owned of common shares in total							20,000,000
Percentage of beneficially owns, issued and outstanding							25.38%
Series 1 Convertible Preferred Shares [Member]
Issue of Equity [Line items]
Authorized capital				100,000,000
Par value per share | $ / shares
Common Stock [Member]
Issue of Equity [Line items]
Number of shares issued				88,690,791	78,792,860
Number of shares outstanding				88,690,791	78,792,860
Share capital | $				$ 89,006,000		$ 89,006,000
Common Stock [Member] | Non Brokered Private Placement [Member]
Issue of Equity [Line items]
Number of units issued	7,373,265
Price of unit issued | $ / shares	$ 0.18
Number of flow-through common shares	2,224,666
Flow-through common shares price | $ / shares	$ 0.18
Total gross proceeds | $	$ 1,727,628
Number of common shares in unit	1
Exercise price of warrant | $ / shares	$ 0.25
Share issuance costs in cash | $	$ 343,639
Fair value of warrants issued | $	265,217
Flow-through share premium paid | $	88,987
Share capital | $	311,453
Eligible exploration expenditures | $
Common Stock [Member] | Non Brokered Private Placement [Member] | Agent's Warrants [Member]
Issue of Equity [Line items]
Fair value of warrants issued | $	$ 21,445
Common Stock [Member] | Non Brokered Private Placement [Member] | Warrants [Member]
Issue of Equity [Line items]
Expected life	2 years
Expected dividend yield	0.00%
Risk-free interest rate	1.73%
Expected volatility	147.26%
Common Stock [Member] | Post-consolidation Basis [Member]
Issue of Equity [Line items]
Number of shares issued		300,000				88,690,791	78,792,850
Number of shares outstanding						88,690,791	78,792,850
Fair value of common shares issued | $		$ 51,000
Common Stock [Member] | Non-adjusting Events After Reporting Period [Member]
Issue of Equity [Line items]
Number of shares issued			787,928,500
Consolidation of share issued and outstanding description			The Company completed a share consolidation of the Company's issued and outstanding common shares whereby for every ten (10) pre-consolidation common shares issued and outstanding, one (1) post-consolidation common share exists without par value. Share capital outstanding prior to the share consolidation was 787,928,500 common shares and 78,792,860 on a post-consolidation basis.
Common Stock [Member] | Non-adjusting Events After Reporting Period [Member] | Post-consolidation Basis [Member]
Issue of Equity [Line items]
Number of shares outstanding			78,792,850
Series 1 Preferred Shares [Member] | Post-consolidation Basis [Member]
Issue of Equity [Line items]
Number of shares outstanding				590,931	590,931
Preferred Stock [Member]
Issue of Equity [Line items]
Share capital | $				$ 591,000		$ 591,000
Number of votes per share at meeting of holders of preference shares				1
Period from date of issuance when shares become convertible				6 months
Period of notice to convert shares				10 days
Conversion value of share | $ / shares				$ 1
Factor by which number of shares on conversion is calculated | $ / shares				$ 9.00